SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	Dec. 31, 2021 Vote $ / shares shares	Dec. 20, 2021 $ / shares	Dec. 31, 2020 Vote $ / shares shares
Class A Common Stock
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.001
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	675,000		0
Common shares, shares outstanding (in shares)	675,000		0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000		0
Class A Common Stock Subject to Redemption | Common Stock
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common shares, shares issued (in shares)	675,000		0
Common shares, shares outstanding (in shares)	675,000		0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common shares, shares issued (in shares)	6,037,500		6,037,500
Common shares, shares outstanding (in shares)	6,037,500		6,037,500
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	6,037,500		6,037,500
Common shares, shares outstanding (in shares)	6,037,500		6,037,500